Provisions for liabilities and charges - Provisions (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current	£ 143	£ 55
Non Current	232	250
Provisions	£ 375	£ 305	£ 245